Trade receivables	6 Months Ended
Jun. 30, 2024
Trade and other receivables [abstract]
Trade receivables

Note 11	Trade receivables
Trade receivables are initially recognized at fair value. The carrying amount of trade receivables is reduced through an allowance for doubtful account. When a trade receivable is considered uncollectible, it is written off against this allowance account. Subsequent recoveries of amounts previously written off are credited against the allowance account. Changes in the carrying amount of the allowance account are recognized in the profit or loss.

Trade receivables include the following:

in € thousand	June 30, 2024	December 31, 2023
Trade receivables	30,587	41,714
Less: loss allowance of receivables	(68)	(69)
TRADE RECEIVABLES, NET	30,519	41,645
In 2024 and 2023, no material impairment losses were recognized.
As at June 30, 2024, the amount of trade receivables past due (which is defined as being more than 30 days late) reached €0.8 million (December 31, 2023: €4.5 million).
Due to the short-term nature of the current receivables, their carrying amount is considered to be the same as their fair value.
As at June 30, 2024, trade receivables included €30.5 million (December 31, 2023: €41.6 million) of receivables from contracts with customers.